Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.10%	46.40%
Risk-free interest rate	0.71%	1.04%
Dividend yield	0.00%	0.00%
Average expected life	4 years 1 month 24 days	4 years 4 months 28 days